CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current Assets
Cash and Cash Equivalents	$ 42,062	$ 49,327
Restricted Cash	7,337	0
Accounts Receivable, Net	15,442	22,102
Accounts Receivable, Related Party	0	492
Prepaid Expenses	3,012	3,830
Inventory	22,088	20,291
Voyages in Progress	7,462	15,075
Other Current Assets	2,790	1,828
Total Current Assets	100,193	112,945
NON-CURRENT ASSETS
Vessels, net	923,275	953,758
Investment Securities	2,748	4,197
Other Non-Current Assets	1,982	211
Total Non-Current Assets	928,005	958,166
Total Assets	1,028,198	1,071,111
Current Liabilities
Accounts Payable	5,493	3,575
Accrued Voyage Expenses	7,379	5,063
Other Current Liabilities	6,389	8,960
Current Portion of Long Term Debt	20,116	18,692
Total Current Liabilities	39,377	36,290
Long-Term Debt	389,027	417,836
Operating Lease Liabilities	1,351	0
Deferred Compensation Liability	15,440	14,954
Total Non-Current Liabilities	405,818	432,790
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Common Stock, par value $0.01 per Share; 360,000,000 shares authorized, 141,969,666 shares issued and outstanding at June 30, 2019 and December 31, 2018, respectively	1,420	1,420
Additional Paid-in Capital	124,052	123,852
Contributed Surplus	776,945	786,881
Accumulated other comprehensive loss	(1,270)	(1,319)
Accumulated Deficit	(318,144)	(308,803)
Total Shareholders' Equity	583,003	602,031
Total Liabilities and Shareholders' Equity	$ 1,028,198	$ 1,071,111